UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07678)

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/11

Date of reporting period: 05/31/11

Item 1.	Schedule of Investments.

Schedule of Investments    |    May 31, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)

Municipal Long-Term Investments — 152.2%
Alabama — 0.9%
Revenue Bond — 0.9%
Camden Industrial Development Board, Weyerhaeuser, Series B (AMT) (Pre-refunded 12/1/13 @ 100), 6.38%, 12/1/24 à	$650,000	$739,863

Arizona — 6.0%
Revenue Bond — 2.4%
Maricopa County Industrial Development Authority, Health Facilities, Catholic Healthcare West, Series A, 5.25%, 7/1/32	2,000,000	1,913,920

General Obligation — 3.6%
Pima County Unified School District Number 1, Tucson (FGIC) (NATL), 8.38%, 7/1/13	2,450,000	2,813,262

		4,727,182

California — 9.9%
Revenue Bonds — 5.0%
Davis Redevelopment Agency, Series A, 7.00%, 12/1/36	260,000	268,983
Los Angeles County Metropolitan Transportation Authority, Series B, 5.00%, 6/1/18	1,335,000	1,586,861
Lynwood Redevelopment Agency, Series A, 7.00%, 9/1/31	250,000	259,782
Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series A-2 (AMT), 5.40%, 4/1/25	1,000,000	1,022,470
Santee Community Development Commission, Series A, 7.00%, 8/1/31	220,000	228,897
State Communities Development Authority, Henry Mayo Newhall Memorial Hospital, Series A (CMI), 5.00%, 10/1/27	500,000	473,245
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT), 5.00%, 12/1/22	100,000	85,583

		3,925,821

General Obligations — 4.9%
Los Rios Community College District, Series D, 5.38%, 8/1/34	2,000,000	2,072,700
Rialto Unified School District, Election 2010, Series A, Convertible CABs (AGM), 0.00% through 8/1/26, thereafter 7.35%, 8/1/41 X	5,000,000	1,852,500

		3,925,200

		7,851,021

Colorado — 11.8%
Revenue Bonds — 11.8%
State Health Facilities Authority, Covenant Retirement Communities, Series B, 6.13%, 12/1/33	1,000,000	955,990
State Health Facilities Authority, Evangelical Lutheran,
5.90%, 10/1/27	650,000	653,653
5.00%, 6/1/29	1,000,000	923,970
State Health Facilities Authority, Poudre Valley, Series B (AGM), 5.25%, 3/1/36	2,000,000	1,999,820
State Health Facilities Authority, Valley View Hospital Association, 5.50%, 5/15/28	750,000	709,650
State Health Facilities Authority, Volunteers of America Care, Series A, 5.00%, 7/1/15	280,000	272,639
State Housing & Finance Authority, Disposal Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	1,072,370
State Housing & Finance Authority, Multifamily Housing Project, Series A-3, Class II (AMT), 5.70%, 10/1/42	2,745,000	2,747,635
Water Reserve & Power Development Authority, Clean Water, Series A, 5.90%, 9/1/16	25,000	25,115

		9,360,842

Florida — 7.5%
Revenue Bonds — 7.5%
Miami-Dade County Educational Facilities Authority, University of Miami, Series A, 5.20%, 4/1/24	1,000,000	1,038,970
Miami-Dade County Water & Sewer Systems, (AGM), 5.00%, 10/1/39	1,000,000	1,004,380
Palm Beach County Health Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,145,727
Palm Beach County Health Facilities Authority, ACTS Retirement – Life Communities, Series A, 4.50%, 11/15/36	2,120,000	1,619,341
Palm Beach County Health Facilities Authority, Waterford Project, 5.88%, 11/15/37	1,300,000	1,176,773

		5,985,191

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Georgia — 0.9%
Revenue Bond — 0.9%
Fulton County Development Authority, Maxon Atlantic Station, Fulton Cooling, Series A (AMT), 5.13%, 3/1/26	$700,000	$685,181

Hawaii — 4.0%
Revenue Bond — 4.0%
State Department of Budget & Finance, Kahala Nui Project, Series A, 8.00%, 11/15/33	3,000,000	3,141,330

Illinois — 7.6%
Revenue Bonds — 5.7%
State Finance Authority, Capital Appreciation, Clare Water Tower, Series B, Zero Coupon Bond, 14.02%, 5/15/50 ¥°	187,500	956
State Finance Authority, Clare Water Tower, Series A, 6.00%, 5/15/28 ¥	437,500	183,706
State Finance Authority, Franciscan Communities, Series A, 5.50%, 5/15/37	925,000	674,418
State Finance Authority, Landing at Plymouth Place Project, Series A, 6.00%, 5/15/37	700,000	562,555
State Finance Authority, Roosevelt University, 5.50%, 4/1/37	700,000	637,224
State Finance Authority, Roosevelt University Project, 6.25%, 4/1/29	500,000	506,745
State Finance Authority, Rush University Medical Center, Series B (NATL), 5.25%, 11/1/35	1,000,000	932,300
State Finance Authority, Three Crowns Park Plaza, Series A, 5.88%, 2/15/26	500,000	466,155
State Health Facility Authority, Lutheran General Hospital, Series C, 7.00%, 4/1/14	475,000	519,579

		4,483,638

General Obligation — 1.9%
McCook, 5.20%, 12/1/30	1,500,000	1,539,315

		6,022,953

Indiana — 4.2%
Revenue Bonds — 4.2%
State Health & Educational Facility Financing Authority, Sisters of St. Francis (AGM),
5.25%, 11/1/25	475,000	497,449
5.25%, 11/1/29	530,000	542,619
State Health Facility Financing Authority, Columbus Regional Hospital (AGM), 7.00%, 8/15/15	2,030,000	2,261,400

		3,301,468

Iowa — 2.2%
Revenue Bonds — 2.2%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	755,000	756,782
State Finance Authority, Retirement Community, Friendship Haven Project, Series A, 6.13%, 11/15/32	800,000	737,104
State Higher Education Loan Authority, Wartburg College (ACA) (Pre-refunded 10/1/12 @ 100), 5.50%, 10/1/33 à	250,000	266,797

		1,760,683

Kansas — 3.2%
Revenue Bonds — 3.2%
Olathe Health Facilities, Olathe Medical Center, 5.00%, 9/1/29	1,000,000	981,150
State Development Finance Authority, Hospital, Adventist Health, 5.50%, 11/15/29	1,500,000	1,597,980

		2,579,130

Kentucky — 4.8%
Revenue Bonds — 4.8%
Louisville & Jefferson County Metropolitan Government, College, Bellarmine University, Series A, 6.00%, 5/1/38	2,500,000	2,499,850
Pikeville Medical Center, 6.50%, 3/1/41	1,250,000	1,272,400

		3,772,250

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Louisiana — 1.0%
Revenue Bond — 1.0%
Rapides Finance Authority, Cleco Power LLC Project (AMBAC) (AMT), 4.70%, 11/1/36	$1,000,000	$812,990

Maryland — 2.9%
General Obligation — 2.9%
Maryland State, 2nd Series, 5.00%, 7/15/20	2,000,000	2,329,260

Massachusetts — 6.2%
Revenue Bonds — 6.2%
State Development Financing Agency, Adventcare Project,
6.75%, 10/15/37, Series A	650,000	580,327
7.63%, 10/15/37	880,000	869,739
State Development Financing Agency, Education Facility, Academy of the Pacific Rim, Series A (ACA), 5.13%, 6/1/31	1,825,000	1,535,573
State Development Financing Agency, Senior Living Facility, Groves - Lincoln, Series A, 7.88%, 6/1/44	1,000,000	999,180
State Health & Educational Facilities Authority, Suffolk University, Series A, 5.75%, 7/1/39	1,000,000	962,920

		4,947,739

Michigan — 1.5%
Revenue Bond — 1.5%
State Strategic Fund, Michigan House of Representatives, Series A (AGC), 5.25%, 10/15/23	1,165,000	1,212,497

Minnesota — 10.4%
Revenue Bonds — 10.4%
Cuyuna Range Hospital District,
5.00%, 6/1/29	1,000,000	864,120
5.50%, 6/1/35	1,000,000	888,150
Maplewood Multifamily, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,012,520
Marshall Medical Center, Avera Marshall Regional Medical Center Project, Series A (Pre-refunded 11/1/13 @100), 6.00%, 11/1/28 à	500,000	558,050
St. Louis Park Health Care Facilities, Nicollet Health Services, 5.75%, 7/1/39	2,000,000	1,937,660
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A, 5.00%, 12/1/36	875,000	649,232
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, 5.25%, 5/15/36	495,000	449,039
St. Paul Housing & Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,400,000	1,325,926
State Agricultural & Economic Development Board, Fairview Health Care System, Series A, 6.38%, 11/15/29	30,000	30,107
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28	675,000	578,954

		8,293,758

Mississippi — 3.0%
General Obligations — 3.0%
State Development Bank Special Obligation, Jackson,
5.50%, 1/1/23	1,325,000	1,452,942
5.80%, 1/1/24	850,000	938,672

		2,391,614

Missouri — 3.0%
Revenue Bonds — 3.0%
Boone County, Boone Hospital Center, 5.63%, 8/1/38	1,500,000	1,498,830
North Central Regional Water System, 5.00%, 1/1/37	1,000,000	866,500

		2,365,330

Montana — 0.7%
Revenue Bond — 0.7%
Forsyth Pollution Control, Northwestern Corporation (AMBAC), 4.65%, 8/1/23	500,000	518,985

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Nebraska — 4.3%
Revenue Bonds — 4.3%
University of Nebraska, Omaha Health & Recreation Project,
5.00%, 5/15/33	$1,250,000	$1,291,475
5.00%, 5/15/38	2,100,000	2,139,459

		3,430,934

New Hampshire — 0.7%
Revenue Bond — 0.7%
State Health and Education Facilities Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	568,458

New Mexico — 0.3%
Revenue Bond — 0.3%
State Mortgage Finance Authority, Series A (FHA) (FMHA) (VA), 6.88%, 1/1/25	265,000	277,134

North Carolina — 3.2%
Revenue Bond — 1.9%
State Capital Facilities Finance Agency, Meredith College, 6.13%, 6/1/35	1,500,000	1,516,560

General Obligation — 1.3%
Mecklenburg County Public Improvement, Series B, 4.00%, 2/1/23	1,000,000	1,054,780

		2,571,340

Ohio — 1.7%
Revenue Bonds — 1.7%
Miami County Hospital Facilities, Upper Valley Medical Center, 5.25%, 5/15/26	1,000,000	997,920
Richland County Hospital Facilities, Medcentral Health System, Series B, 6.38%, 11/15/30	335,000	338,541

		1,336,461

Oregon — 1.4%
Revenue Bond — 1.4%
City of Portland, Sewer System, Second Lien, Series B (NATL), 5.00%, 6/15/24	1,000,000	1,073,120

Pennsylvania — 4.9%
Revenue Bonds — 4.9%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South, Series A, 5.75%, 8/15/20	1,000,000	1,000,230
Delaware County College Authority, Neumann College, 6.00%, 10/1/30	1,000,000	1,005,200
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	813,490
State Economic Development Financing Authority, Allegheny Energy Supply Company, 7.00%, 7/15/39	1,000,000	1,045,810

		3,864,730

Puerto Rico — 1.7%
Revenue Bond — 1.7%
Puerto Rico Electric Power Authority, Series UU (CIFG), 4.25%, 7/1/27	1,500,000	1,323,465

South Carolina — 6.1%
Revenue Bonds — 4.4%
Environmental Improvement, Georgetown County, International Paper, Series A (AMT), 5.55%, 12/1/29	650,000	636,396
State Educational Facilities Authority, Wofford College, Series A, 4.50%, 4/1/30	750,000	707,955
State Jobs Economic Development Authority, Hospital Facilities, Palmetto Health,
6.13%, 8/1/23, Series A	250,000	253,745
6.38%, 8/1/34, Series C (Pre-refunded 8/1/13 @ 100) à	40,000	44,906
State Public Service Authority, Santee Cooper, Series A (NATL), 5.00%, 1/1/30	1,800,000	1,855,620

		3,498,622

General Obligation — 1.7%
State Infrastructure, Series A, 3.00%, 10/1/24	1,370,000	1,318,735

		4,817,357

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
South Dakota — 7.7%
Revenue Bonds — 7.7%
City of Deadwood, Sales Tax, Series B, 6.25%, 12/1/28	$1,300,000	$1,345,877
Sioux Falls Health Facilities, Dow Rummel Village Project, Series A (Pre-refunded 11/15/12 @ 100), 6.63%, 11/15/23 à	620,000	669,092
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	1,011,300
State Economic Development Finance Authority, Pooled Loan Program, McEleeg, Series B (AMT), 5.95%, 4/1/24	2,000,000	2,050,360
State Health & Educational Facilities Authority, Vocational Education Program (AGC), 5.50%, 8/1/38	1,000,000	1,030,950

		6,107,579

Tennessee — 4.6%
Revenue Bonds — 1.7%
Johnson City Health and Educational Facilities, Mountain States Health, Series A (Pre-refunded 7/1/12 @ 103), 7.50%, 7/1/33 à	1,000,000	1,090,050
Shelby County Health, Educational and Housing Facility Board, Methodist Healthcare (Pre-refunded 9/1/12 @ 100), 6.50%, 9/1/21 à	240,000	257,443

		1,347,493

General Obligation — 2.9%
Shelby County, 5.00%, 4/1/20	2,000,000	2,343,540

		3,691,033

Texas — 17.0%
Revenue Bonds — 9.5%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A, 5.88%, 11/15/18	1,050,000	899,650
Houston Health Facilities Development, Retirement Facility, Buckingham Senior Living, Series A (Pre-refunded 2/15/14 @ 101), 7.00%, 2/15/26 à	1,500,000	1,755,765
North Texas Tollway Authority, First Tier, Series E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	562,790
Tarrant County Cultural Education, Hendrick Medical Center Project, Series B (AGC), 5.25%, 9/1/26	1,250,000	1,279,300
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26	600,000	576,642
Tarrant County Cultural Education, Retirement Facility, The Stayton at Museum Way Project, Series A, 8.25%, 11/15/44	1,000,000	989,840
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project,
5.50%, 11/15/25	200,000	174,138
5.65%, 11/15/35	1,600,000	1,300,304

		7,538,429

General Obligations — 7.5%
Grand Prairie Independent School District (PSFG), 5.85%, 2/15/26	40,000	40,192
Humble Independent School District, Series A (AGC), 5.25%, 2/15/22	1,000,000	1,139,680
Plano Independent School District, Series A, 5.25%, 2/15/34	3,500,000	3,691,695
Round Rock Independent School District, 5.00%, 8/1/27	1,000,000	1,081,790

		5,953,357

		13,491,786

Washington — 6.9%
Revenue Bonds — 3.8%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	918,153
State Health Care Facilities Authority, Central Washington Health Services, 6.25%, 7/1/24	2,000,000	2,098,700

		3,016,853

General Obligation — 3.1%
State Various Purpose, Series 2011-A, 5.00%, 8/1/30	2,300,000	2,460,356

		5,477,209

Total Municipal Long-Term Investments (Cost: $119,693,880)		120,829,873

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	SHARES	FAIR VALUE ¶
Short-Term Investment — 0.6%
First American Tax Free Obligations Fund, Class Z, 0.00%X (Cost: $450,029)	450,029	$450,029

Total Investments ▲ — 152.8% (Cost: $120,143,909)		121,279,902

Preferred Shares at Liquidation Value — (54.8)%		(43,500,000)

Other Assets and Liabilities, Net — 2.0%		1,580,147

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$79,360,049

¶

Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices, are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of May 31, 2011, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
X	Convertible Capital Appreciation Bonds (Convertible CABs) initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.
¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2011, the fair value of these investments was $184,662 or 0.2% of total net assets applicable to outstanding common shares.
°	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2011.
X	Investment in affiliated security. This money market fund is advised by USBAM, which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2011.

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2011 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2011 (unaudited)

American Municipal Income Portfolio (XAA)

▲	On May 31, 2011, the cost of investments for federal income tax purposes was approximately $120,143,909. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,636,258
Gross unrealized depreciation	(3,500,265)
Net unrealized appreciation	$1,135,993

ACA - ACA Financial Guaranty Corporation
AGC - Assured Guaranty Corporation
AGM - Assured Guaranty Municipal Corporation
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of May 31, 2011, the aggregate fair value of securities subject to the AMT was $11,876,668, which represents 15.0% of total net assets applicable to common shares.
CIFG - CDC IXIS Financial Guaranty
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Administration
FMHA - Farmers Home Administration
FNMA - Federal National Mortgage Association
NATL - National Public Finance Guarantee Corporation
PSFG - Permanent School Fund Guaranteed
VA - Veterans Administration

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2011, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$120,829,873	$—	$120,829,873
Short-Term Investment	450,029	—	—	450,029

Total Investments	$450,029	$120,829,873	$—	$121,279,902

During the period ended May 31, 2011, the fund recognized no significant transfers between valuation levels.

AMERICAN MUNICIPAL INCOME PORTFOLO    |    2011 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 25, 2011

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 25, 2011